Consolidated Statements of Changes in Equity - BRL (R$) R$ in Millions	Issued capital [member]	Capital reserve [member]	Net income reserves [member]	Retained earnings [member]	Carrying value adjustments [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2014	R$ 57,582.4	R$ 55,023.3	R$ 4,883.8		R$ (75,267.9)	R$ 42,221.6	R$ 1,423.1	R$ 43,644.7
Statement Line Items [Line Items]
Net Income				12,423.8		12,423.8	455.3	12,879.2
Comprehensive income:
Gains/(losses) on translation of foreign operations					3,018.9	3,018.9	395.3	3,414.2
Cash flow hedges					666.2	666.2	(1.5)	664.6
Actuarial gain/(losses)					(22.4)	(22.4)	(2.1)	(24.5)
Total comprehensive income				12,423.8	3,662.7	16,086.5	847.0	16,933.5
Options granted on subsidiary					(189.4)	(189.4)		(189.4)
Gains/(losses) of controlling interest´s share					13.5	13.5	(7.9)	5.6
Dividends distributed				(2,352.4)		(2,352.4)	(260.4)	(2,612.8)
Interest on own capital			(1,979.8)	(4,866.3)		(6,846.1)		(6,846.1)
Acquired shares and result on treasury shares		(817.0)				(817.0)		(817.0)
Share-based payment		189.9				189.9		189.9
Prescribed dividends				16.2		16.2		16.2
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting				75.9	(75.9)
Fiscal incentive reserve			1,143.6	(1,143.6)
Investments reserve			2,114.4	(2,114.4)
Balance at Dec. 31, 2014	57,582.4	55,023.3	4,883.8		(75,267.9)	42,221.6	1,423.1	43,644.7
Comprehensive income:
Net Income				12,423.8		12,423.8	455.3	12,879.2
Capital increase	31.7	(22.6)				9.1		9.1
Additional Interest on shareholders’ equity			2,039.2	(2,039.2)
Balance at Dec. 31, 2015	57,614.1	54,373.6	8,201.2		(71,857.0)	48,331.9	2,001.8	50,333.7
Statement Line Items [Line Items]
Net Income				12,546.6		12,546.6	536.8	13,083.4
Comprehensive income:
Gains/(losses) on translation of foreign operations					(3,728.8)	(3,728.8)	(398.9)	(4,127.7)
Cash flow hedges					(1,076.7)	(1,076.7)	3.4	(1,073.3)
Actuarial gain/(losses)					(130.7)	(130.7)	1.1	(129.6)
Total comprehensive income				12,546.6	(4,936.2)	7,610.4	142.4	7,752.8
Options granted on subsidiary					(144.1)	(144.1)		(144.1)
Gains/(losses) of controlling interest´s share					(2.8)	(2.8)	37.6	34.8
Dividends distributed				(5,651.8)		(5,651.8)	(355.5)	(6,007.3)
Interest on own capital			(2,039.2)	(3,454.2)		(5,493.4)		(5,493.4)
Acquired shares and result on treasury shares		94.8				94.8		94.8
Share-based payment		61.5				61.5		61.5
Prescribed dividends				21.6		21.6		21.6
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting				75.9	(75.9)
Fiscal incentive reserve			1,819.5	(1,819.5)
Investments reserve			1,718.6	(1,718.6)
Balance at Dec. 31, 2015	57,614.1	54,373.6	8,201.2		(71,857.0)	48,331.9	2,001.8	50,333.7
Comprehensive income:
Net Income				12,546.6		12,546.6	536.8	13,083.4
Exchange transaction of shareholdings					(3.1)	(3.1)		(3.1)
Capital increase
Balance at Dec. 31, 2016	57,614.1	54,529.9	9,700.1		(77,019.1)	44,825.0	1,826.3	46,651.3
Statement Line Items [Line Items]
Net Income				7,332.0		7,332.0	518.5	7,850.5
Comprehensive income:
Gains/(losses) on translation of foreign operations					1,928.6	1,928.6	23.7	1,952.3
Cash flow hedges					513.4	513.4	0.3	513.7
Actuarial gain/(losses)					117.7	117.7	6.9	124.6
Total comprehensive income				7,332.0	2,559.7	9,891.7	549.4	10,441.1
Options granted on subsidiary					(380.4)	(380.4)		(380.4)
Gains/(losses) of controlling interest´s share					(12.1)	(12.1)	29.5	17.4
Tax on fictitious dividends					(38.7)	(38.7)		(38.7)
Dividends distributed				(3,612.8)		(3,612.8)	(431.2)	(4,044.0)
Interest on own capital			(3,770.1)	(1,099.6)		(4,869.7)		(4,869.7)
Acquired shares and result on treasury shares		13.7				13.7		13.7
Share-based payment		157.4				157.4		157.4
Prescribed dividends				34.7		34.7		34.7
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting				75.9	(75.9)
Fiscal incentive reserve			1,552.3	(1,552.3)
Investments reserve			1,177.9	(1,177.9)
Balance at Dec. 31, 2016	57,614.1	54,529.9	9,700.1		(77,019.1)	44,825.0	1,826.3	46,651.3
Comprehensive income:
Net Income				7,332.0		7,332.0	518.5	7,850.5
Capital increase
Balance at Dec. 31, 2017	R$ 57,614.1	R$ 54,701.0	R$ 8,660.2		R$ (74,966.5)	R$ 46,008.8	R$ 1,974.0	R$ 47,982.8